AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 58.3%
	AUTO MANUFACTURERS — 3.0%
680	Cummins, Inc.	$165,791
510	Tesla, Inc.*	346,647
		512,438
	AUTO PARTS & EQUIPMENT — 1.7%
5,740	BorgWarner, Inc.	278,620

	BIOTECHNOLOGY — 9.0%
455	Biogen, Inc.	157,553
3,605	Corteva, Inc.	159,882
4,475	Gilead Sciences, Inc.	308,148
3,830	Moderna, Inc.*	899,973
		1,525,556
	COMMERCIAL SERVICES — 1.8%
805	Cintas Corp.	307,510

	COMPUTERS — 5.8%
1,050	Accenture PLC[1]	309,529
2,505	Apple, Inc.	343,085
4,505	Western Digital Corp.*	320,621
		973,235
	ELECTRONICS — 2.8%
1,870	Allegion plc[1]	260,491
1,420	Garmin Ltd.[1]	205,389
		465,880
	HEALTHCARE-PRODUCTS — 1.4%
480	Thermo Fisher Scientific, Inc.	242,146

	HOME BUILDERS — 0.9%
30	NVR, Inc.*	149,199

	INTERNET — 13.8%
195	Alphabet, Inc. - Class A*	476,149
100	Amazon.com, Inc.*	344,016
1,105	Baidu, Inc. - ADR*,1	225,309
1,075	Facebook, Inc. - Class A*	373,788
530	Netflix, Inc.*	279,951
3,595	TripAdvisor, Inc.*	144,879
3,535	Twitter, Inc.*	243,243
1,095	VeriSign, Inc.	249,321
		2,336,656

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	LEISURE TIME — 1.3%
4,675	Carnival Corp.*,1	$123,233
1,175	Royal Caribbean Cruises Ltd.*,1	100,204
		223,437
	LODGING — 1.5%
3,375	MGM Resorts International	143,944
845	Wynn Resorts Ltd.*	103,343
		247,287
	PHARMACEUTICALS — 3.6%
1,340	Eli Lilly & Co.	307,556
7,530	Pfizer, Inc.	294,875
		602,431
	REITS — 2.7%
1,040	Crown Castle International Corp. - REIT	202,904
6,285	Park Hotels & Resorts, Inc. - REIT*	129,534
5,235	Pebblebrook Hotel Trust - REIT	123,284
		455,722
	SOFTWARE — 2.2%
1,370	Microsoft Corp.	371,133

	TELECOMMUNICATIONS — 2.4%
14,905	Juniper Networks, Inc.	407,652

	TRANSPORTATION — 4.4%
1,355	FedEx Corp.	404,237
1,365	Old Dominion Freight Line, Inc.	346,437
		750,674
	TOTAL COMMON STOCKS
	(Cost $7,722,164)	9,849,576

	EXCHANGE-TRADED FUNDS — 25.4%
1,135	Aberdeen Standard Physical Palladium Shares ETF - ETF*	294,714
5,950	Direxion Daily S&P 500 Bull 3X - ETF	634,151
12,745	Energy Select Sector SPDR Fund - ETF	686,573
15,520	Financial Select Sector SPDR Fund - ETF	569,429
2,430	Global X MSCI Norway ETF - ETF	34,566
1,660	iShares China Large-Cap ETF - ETF	76,908
4,475	iShares Core MSCI Emerging Markets ETF - ETF	299,780
3,045	iShares MSCI Australia ETF - ETF	79,109
1,510	iShares MSCI Austria ETF - ETF	36,195
2,005	iShares MSCI Brazil ETF - ETF	81,283
2,335	iShares MSCI Canada ETF - ETF	87,025

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
875	iShares MSCI Peru ETF - ETF	$25,428
915	iShares MSCI Thailand ETF - ETF	71,333
5,605	ProShares UltraPro S&P 500 - ETF	635,551
24,355	U.S. Global Jets ETF - ETF	588,904
2,960	VanEck Vectors Russia ETF - ETF	85,781

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,144,089)	4,286,730

	SHORT-TERM INVESTMENTS — 16.2%
2,729,318	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[2,3]	2,729,318

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,729,318)	2,729,318

	TOTAL INVESTMENTS — 99.9%
	(Cost $13,595,571)	16,865,624

	Other Assets in Excess of Liabilities — 0.1%	19,048

	TOTAL NET ASSETS — 100.0%	$16,884,672

PLC – Public Limited Company
ADR – American Depository Receipt
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	All or a portion of this security is segregated as collateral for swap agreement. As of June 30, 2021, the aggregate value of those securities was $2,502,545, representing 14.8% of net assets.
3	The rate is the annualized seven-day yield at period end.

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

SWAP CONTRACTS
EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Reference Entity	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Cowen	Cowen Financial Product - AXS Multi-Strat Long	Receive	OBRF01*	Monthly	8/12/2021	$3,469,666	$-	$101,887
Cowen	Cowen Financial Product - AXS Multi-Strat Short	Pay	OBRF01*	Monthly	8/12/2021	(3,488,206)	-	(99,315)
TOTAL EQUITY SWAP CONTRACTS								$2,572

*	OBFR01 - Overnight Bank Funding Rate, 0.06% as of June 30, 2021.

Equity Swap Top 50 Holdings^

Cowen Financial Product - AXS Multi-Strat Long		EQUITIES

Number of		Notional	Percentage of Equity
Shares	Description	Value	Swap's Notional Amount
6,370	Invesco S&P Pure Equal Weight ETF	$1,172,844	33.80%
7,625	Invesco S&P 500 Pure Growth ETF	1,156,853	33.34%
4,970	iShares Russell 2000 ETF	1,139,969	32.86%

Cowen Financial Product - AXS Multi-Strat Short		EQUITIES

Number of			Percentage of Equity
Shares	Description	Value	Swap's Notional Amount
(8,900)	iShares S&P 100 ETF	(1,746,002)	50.05%
(4,070)	SPDR S&P 500 ETF	(1,742,204)	49.95%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.